Short-term borrowings and long-term debt - Summary of Pledged Assets as Collateral (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Securities	¥ 332,867
Securities	140,212
Securities [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,595,016
Housing Loans in The Banking Business [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 961,286